Share-Based Compensation - Summary of Weighted Average Grant Date Fair Value and Intrinsic Value of Options Exercised (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Weighted average fair value at measurement date, share options granted (in dollars per share)	$ 1.21	$ 2.59
Intrinsic value of stock option units exercised, using market price at exercise date	$ 0	$ 5,106